Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Payable And Accrued Liabilities Current [Abstract]
Accrued payroll	¥ 16,843,567	$ 2,643,123	¥ 2,833,635
Tax payables	155,211,471	24,356,067	184,595,913
Payable to suppliers	32,100,134	5,037,211	14,964,018
Payable to external service providers	77,657,212	12,186,111	35,405,505
Payable to funding partner	22,694,769	3,561,304	26,805,023
Others	72,360,661	11,354,968	72,186,000
Total	¥ 376,867,814	$ 59,138,784	¥ 336,790,094